Financial Instruments and Risk Management (Narrative) (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash on hand	$ 13	$ 10	$ 605	$ 466
Confidence interval	1.00%	1.00%
Value at risk	$ 1	$ 1
Accrued liabilities	$ 358,507		$ 186,220